Schedule of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Finite-Lived Intangible Assets [Line Items]
Cost	$ 2,140,000
Accumulated Amortization	(176,384)
Net Book Value	$ 1,963,616
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period (Years)	14 years
Cost	$ 850,000
Accumulated Amortization	(61,386)
Net Book Value	$ 788,614
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period (Years)	12 years
Cost	$ 1,250,000
Accumulated Amortization	(104,169)
Net Book Value	$ 1,145,831
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period (Years)	3 years
Cost	$ 40,000
Accumulated Amortization	(10,829)
Net Book Value	$ 29,171